Shareholder Report, Line Graph (Details)	6 Months Ended
Jun. 30, 2025
C000009552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class D)
C000009551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class S)
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index